Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Angel Studios, Inc. CIK: 0001671941
Notes Payable

2.Notes Payable

In November 2022, the Company entered into a print and advertising (“P&A”) loan agreement where the Company could draw up to $5,000,000 related to print and advertising expenses incurred during the theatrical release of specific content. The maturity date of the note was March 31, 2023, and was payable along with a 10% coupon on the aggregate amount drawn. The loan principal and all outstanding interest were paid in full in March 2023.

In June 2023, the Company closed on a round of crowdfunding for P&A expenses, in anticipation of the release of the Sound of Freedom film, in exchange for revenue participation rights of the film. The revenue participation rights allow each investor the right to receive an amount not to exceed 120% (initial investment plus a 20% return) of their crowdfunded amount. The investors have first priority on the cash receipts to the Company of the film and shall be paid in full before any other claims from the film are paid. The money raised was approximately $5 million. The payback date was based on the timing of cash collections from the theatrical run of the film and was payable, directly to the investors. The $5 million was recorded as notes payable and the 20% return was accrued over the term of the note and recorded as interest expense on the consolidated statements of operations. Issuance costs for this raise were approximately $300,000, which was recorded as a note discount. As of December 31, 2023, the notes and interest had been repaid, and the note discount had been fully amortized.

During 2023, the Company entered into several additional rounds of P&A expense raises with institutional investors, in anticipation of the release of several different films, in exchange for revenue participation rights of the films. The revenue participation rights allow each institutional investor the right to receive an amount not to exceed 110% (initial investment plus a 10% return) of their invested amount. The institutional investors have first priority on the cash receipts to the Company of the particular film they invested in and shall be paid in full before any other claims from the film are paid. The money raised was approximately $20,985,000 which was recorded as notes payable and the 10% return was accrued over the term of the notes and recorded as interest expense on the condensed consolidated statements of operations. The payback dates were based on the timing of cash collections from the various theatrical runs of the films. There were no issuance costs related to these raises. As of December 31, 2023, $17,000,000 of the notes and $1,700,000 in related interest had been repaid. All remaining principal and interest was paid back in the first quarter of 2024.

In February 2024, the Company entered into a revolving P&A loan agreement with a related-party. See Note 5 to the condensed consolidated financial statements included herein for further discussion.

In May 2024, the Company entered into P&A expense raises totaling $3,000,000. The maturity date is dependent on the timing of cash collections from theatrical sales, licensing revenue, merchandise sales and other revenue. The principal balance is payable along with a 10% coupon on the total loans, and is expected to mature within the next year.

On May 7, 2024, the Company entered into a short-term loan agreement for $500,000 with a 10% interest rate and maturity date of 100 days.

7.	Notes Payable

In November 2022, the Company entered into a print and advertising (“P&A”) loan agreement where the Company could draw up to $5,000,000 related to print and advertising expenses incurred during the theatrical release of specific content. The maturity date of the note was March 31, 2023, and was payable along with a 10% coupon on the aggregate amount drawn. As of December 31, 2022, the Company had drawn $2,000,000, which is recorded in notes payable on the consolidated balance sheet and recognized $200,000 of interest expense on the consolidated statements of operations. The loan principal and all outstanding interest were paid in full in March 2023.

In June 2023, the Company closed on a round of crowdfunding for P&A expenses, in anticipation of the release of the Sound of Freedom film, in exchange for revenue participation rights of the film. The revenue participation rights allow each investor the right to receive an amount not to exceed 120% (initial investment plus a 20% return) of their crowdfunded amount. The investors have first priority on the cash receipts to the Company of the film and shall be paid in full before any other claims from the film are paid. The money raised was approximately $5 million. The payback date is based on the timing of cash collections from the theatrical run of the film and was payable, directly to the investors. The $5 million was recorded as notes payable and the 20% return was accrued over the term of the note and recorded as interest expense on the consolidated statements of operations. Issuance costs for this raise were approximately $300,000, which was recorded as a note discount. As of December 31, 2023, the notes and interest had been repaid, and the note discount had been fully amortized. For additional information on the related party nature of this note, see Note 12.

During 2023, the Company entered into several additional rounds of P&A expense raises with institutional investors, in anticipation of the release of several different films, in exchange for revenue participation rights of the films. The money raised was approximately $20,985,000. The payback dates were based on the timing of cash collections from the various theatrical runs of the films and were payable along with a 10% coupon on the aggregate amount raised. There were no issuance costs related to these raises. As of December 31, 2023, $17,000,000 of the notes and $1,700,000 in related interest had been repaid, with the remaining amount repaid in February 2024.